Income Taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) tax_year	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Tax Contingency [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	$ 178,400,000	$ 200,000,000
Tax benefits related to impact of Mexico tax law changes, the settlement of certain state and foreign audits and a non-taxable bargain purchase gain	21,400,000	9,400,000	$ 10,900,000
Accrual for China withholding taxes no longer permanently reinvested	9,200,000	6,900,000
Net excess tax benefits (costs) related to stock plan activity	15,400,000	10,100,000
Unrecognized tax benefits	16,700,000	22,100,000	28,200,000
Unrecognized tax benefits that would impact effective tax rate	9,700,000
Settlements	$ 900,000	$ 1,500,000	$ 600,000
Resolution of tax audits that could reduce unrecognized tax benefits, time period (in years)	12 months
Expiration dates, time period	20 years
Maximum operating loss carryforward expiring annually	$ 10,000,000
Cumulative undistributed earnings that are indefinitely reinvested	762,800,000
Resulting incremental taxes	$ 131,200,000
Canada
Income Tax Contingency [Line Items]
Number of tax years under audit | tax_year	8
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Number of tax years under audit | tax_year	4